Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Accounts receivable
Receivables			$ 1,106,002	$ 854,402	$ 766,748
Allowance for doubtful accounts (note 7 b.)			(20,332)	(20,759)	(8,992)	$ (31,986)
Net receivables		$ 53,044	1,085,670	833,643	757,756
Accounts receivable for passenger charges			$ 952,522	$ 658,269	$ 625,246
Interest income from accounts receivable	$ 0